Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Stringer Tactical Adaptive Risk Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Class A
Trading Symbol	SRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), for the six months ended August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class A shares without sales charge	5.46%	6.11%	6.78%
Stringer Tactical Adaptive Risk Fund Class A shares with sales charge (a)	(0.34%)	4.92%	6.18%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.36%	8.22%	8.59%

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 22,712,129
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$22,712,129	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	15	Portfolio Turnover Rate	115%

Holdings [Text Block]
Sector Allocation (as a % of Portfolio)
Equity Funds	80.29%	Debt Fund	8.39%
Alternative Fund	11.32%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Vanguard Russell 1000 Growth ETF	12.90%	Vanguard International Dividend Appreciation ETF	6.99%
SPDR Bridgewater All Weather ETF	11.03%	iShares MSCI USA Momentum Factor ETF	6.13%
SPDR S&P 1500 Value Tilt ETF	9.01%	Goldman Sachs ActiveBeta International Equity ETF	6.02%
NYLI Merger Arbitrage ETF	8.18%	SPDR Portfolio Emerging Markets ETF	5.19%
PIMCO Multisector Bond Active ETF	8.17%	iShares MSCI International Quality Factor ETF	5.17%

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.
Stringer Tactical Adaptive Risk Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Class C
Trading Symbol	SRGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”) for the six months ended August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C shares	$106	2.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class C without CDSC(a)	4.75%	5.34%	6.00%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.36%	8.22%	8.59%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 22,712,129
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$22,712,129	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	15	Portfolio Turnover Rate	115%

Holdings [Text Block]
Sector Allocation (as a % of Portfolio)
Equity Funds	80.29%	Debt Fund	8.39%
Alternative Fund	11.32%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Vanguard Russell 1000 Growth ETF	12.90%	Vanguard International Dividend Appreciation ETF	6.99%
SPDR Bridgewater All Weather ETF	11.03%	iShares MSCI USA Momentum Factor ETF	6.13%
SPDR S&P 1500 Value Tilt ETF	9.01%	Goldman Sachs ActiveBeta International Equity ETF	6.02%
NYLI Merger Arbitrage ETF	8.18%	SPDR Portfolio Emerging Markets ETF	5.19%
PIMCO Multisector Bond Active ETF	8.17%	iShares MSCI International Quality Factor ETF	5.17%

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.
Stringer Tactical Adaptive Risk Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Stringer Tactical Adaptive Risk Fund
Class Name	Institutional Class
Trading Symbol	SRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”) for the six months ended August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://www.stringeramfunds.com/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Institutional Class	5.72%	6.39%	7.05%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.36%	8.22%	8.59%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 22,712,129
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$22,712,129	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	15	Portfolio Turnover Rate	115%

Holdings [Text Block]
Sector Allocation (as a % of Portfolio)
Equity Funds	80.29%	Debt Fund	8.39%
Alternative Fund	11.32%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Vanguard Russell 1000 Growth ETF	12.90%	Vanguard International Dividend Appreciation ETF	6.99%
SPDR Bridgewater All Weather ETF	11.03%	iShares MSCI USA Momentum Factor ETF	6.13%
SPDR S&P 1500 Value Tilt ETF	9.01%	Goldman Sachs ActiveBeta International Equity ETF	6.02%
NYLI Merger Arbitrage ETF	8.18%	SPDR Portfolio Emerging Markets ETF	5.19%
PIMCO Multisector Bond Active ETF	8.17%	iShares MSCI International Quality Factor ETF	5.17%

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.